UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06349

Name of Fund: BlackRock Latin America Fund, Inc.

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive
      Officer, BlackRock Latin America Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code:  (800) 441-7762

Date of fiscal year end: 11/30/2008

Date of reporting period: 12/01/2007 - 05/31/2008

Item 1 - Report to Stockholders

EQUITIES    FIXED INCOME   REAL ESTATE
LIQUIDITY   ALTERNATIVES   BLACKROCK SOLUTIONS

BlackRock Latin America                                                BLACKROCK
Fund, Inc.

SEMI-ANNUAL REPORT
MAY 31, 2008 | (UNAUDITED)

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

Table of Contents

================================================================================
                                                                            Page
--------------------------------------------------------------------------------
A Letter to Shareholders .................................................     3
Semi-Annual Report:
Fund Summary .............................................................     4
About Fund Performance ...................................................     6
Disclosure of Expenses ...................................................     6
Portfolio Summary ........................................................     7
Financial Statements:
    Consolidated Schedule of Investments .................................     8
    Consolidated Statement of Assets and Liabilities .....................    11
    Consolidated Statement of Operations .................................    12
    Consolidated Statements of Changes in Net Assets .....................    13
Consolidated Financial Highlights ........................................    14
Notes to Consolidated Financial Statements (Unaudited) ...................    18
Officers and Directors ...................................................    23
Additional Information ...................................................    24
Mutual Fund Family .......................................................    26


2           BLACKROCK LATIN AMERICA FUND, INC.           MAY 31, 2008

A Letter to Shareholders

Dear Shareholder

For much of the reporting period, investors grappled with the repercussions of the credit crisis that surfaced last summer, and with the effects of a weakening economy and surging energy and food prices. These factors were offset by the positive impact from robust export activity, strength in the non-financial corporate sector and monetary and fiscal stimuli.

Amid the market turbulence, the Federal Reserve Board (the "Fed") initiated a series of moves to restore liquidity and bolster financial market stability. Since September 2007, the central bank slashed the target federal funds rate 325 basis points (3.25%), bringing the rate to 2.0% as of period-end. Also of significance were its other policy decisions, which included extending use of the discount window to broker-dealers and investment banks and backstopping the rescue of ill-fated Bear Stearns. Notably, on April 30, the Fed dropped previous references to downside growth risks and added more emphasis on inflationary pressures, indicating the central bankers have likely concluded the current cycle of monetary easing.

Nevertheless, the Fed's response to the financial crisis helped to ease credit turmoil and investor anxiety. Since hitting a low point on March 17, following the collapse of Bear Stearns, stocks appreciated 10% (through May 30). Most international markets, which had outperformed U.S. stocks for some time, saw a reversal in that trend, as the troubled credit situation and downward pressures on growth fanned recession fears.

In fixed income markets, Treasury securities rallied (yields fell as prices correspondingly rose), as a broad "flight-to-quality" theme persisted. The yield on 10-year Treasury issues, which touched 5.30% in June 2007 (its highest level in five years), fell to a low of 3.34% in March 2008 before rising to 4.06% by May 31 as investors grew more risk tolerant and shifted out of Treasury issues in favor of stocks and other high-quality fixed income sectors. Tax-exempt issues underperformed throughout most of the reporting period, pressured by problems among municipal bond insurers and the freeze in the market for auction rate securities. However, the final two months saw a firmer tone in the municipal market, as investors took advantage of unusually high yields.

On the whole, results for the major benchmark indexes generally reflected heightened investor risk aversion:

Total Returns as of May 31, 2008                                                        6-month   12-month
===========================================================================================================
U.S. equities (S&P 500 Index)                                                            (4.47%)    (6.70%)
-----------------------------------------------------------------------------------------------------------
Small cap U.S. equities (Russell 2000 Index)                                             (1.87)    (10.53)
-----------------------------------------------------------------------------------------------------------
International equities (MSCI Europe, Australasia, Far East Index)                        (5.21)     (2.53)
-----------------------------------------------------------------------------------------------------------
Fixed income (Lehman Brothers U.S. Aggregate Index)                                       1.49       6.89
-----------------------------------------------------------------------------------------------------------
Tax-exempt fixed income (Lehman Brothers Municipal Bond Index)                            1.44       3.87
-----------------------------------------------------------------------------------------------------------
High yield bonds (Lehman Brothers U.S. Corporate High Yield 2% Issuer Capped Index)       1.81      (1.08)
-----------------------------------------------------------------------------------------------------------

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only.
You cannot invest directly in an index.

As you navigate today's volatile markets, we encourage you to review your investment goals with your financial professional and to make portfolio changes, as needed. For more up-to-date commentary on the economy and financial markets, we invite you to visit www.blackrock.com/funds. As always, we thank you for entrusting BlackRock with your investment assets, and we look forward to continuing to serve you in the months and years ahead.

Sincerely,

/s/ Rob Kapito

Rob Kapito
President, BlackRock Advisors, LLC


                                                                               3
THIS PAGE NOT PART OF YOUR FUND REPORT

Fund Summary

Portfolio Management Commentary

      How did the Fund perform?

o Fund results underperformed that of the benchmark MSCI Emerging Markets Latin America Index for the six-month period ended May 31, 2008.

      What factors influenced performance?

o Stock selection in Brazil was the main detractor from Fund performance during the semi-annual period. In particular, underweight positions in energy giant Petroleo Brasileiro SA and steelmaker Gerdau SA and an overweight position in beverage company Cia de Bebidas das Americas hampered relative returns. In Mexico, an overweight position in pan-regional wireless provider America Movil, SA de Cv also detracted from results.

o Conversely, underweight positions in Peru and Mexico, as well as stock selection in Colombia, enhanced comparative performance. The Fund's overweight in Brazilian steelmaker Usinas Siderurgicas de Minas Gerais SA and Mexican homebuilder Desarrolladora Homex, SA de Cv and an underweight position in Mexican materials Cemex, SA de Cv proved most advantageous.

      Describe recent portfolio activity.

o During the period, we increased the Fund's weighting in Brazil at the expense of Mexico and Chile. We also initiated a position in Peru for the first time in a number of quarters. The local economy has been booming thanks to the strength in commodity prices, which led us to initiate a position in Credicorp Ltd., the country's largest bank. On a sector basis, we increased Fund exposure to financials, energy and industrials.

o We reduced the Fund's exposure to consumer sectors, primarily in Mexico, given concerns about the economic slowdown in the United States, Mexico's largest export partner. We also trimmed exposure to airlines, especially in Chile.

      Describe Fund positioning at period-end.

o At May 31, 2008, the Fund's major position remains an overweight in Brazil, which represented close to 72% of assets. At the end of April, Standard & Poor's upgraded Brazil's credit rating and Fitch followed suit with an upgrade in May. Over time, this should encourage further investments to flow into the Brazilian financial market. Inflation expectations continue to rise in Brazil (as is the case with most of the world), and the central bank's tightening cycle may last longer than originally estimated. Our first-hand research in Brazil leads us to believe that the country's economy should continue to perform well, even if the SELIC rate (the central bank's overnight lending rate) ends the year closer to 14% rather than the 13.5% - 14% we previously estimated.

o Our concerns regarding Mexican economic growth continue, however, higher oil prices are undoubtedly helping to minimize the impact of the U.S. slowdown on the Mexican economy. We have maintained an underweight in Mexico at approximately 17.5% of assets, as we have not yet found an ideal opportunity to increase our position.

o Finally, Chile remains an underweight, given high valuations and concerns regarding the economy. Chile's gross domestic product is expected to see its slowest growth in five years, while inflation should be at its highest.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.


4           BLACKROCK LATIN AMERICA FUND, INC.           MAY 31, 2008

Total Return Based on a $10,000 Investment

A line graph depicting the growth of an investment in the Fund's Institutional and Investor A Shares compared to growth of an investment in the MSCI EM Latin America Index. Values are from May 1998 to May 2008.

                                                                         MSCI EM
                    Institutional            Investor A            Latin America
                      Shares(1,2)           Shares(1,2)                 Index(3)
5/98                      $10,000                $9,475                  $10,000
5/99                       $8,811                $8,333                   $9,522
5/00                      $10,807               $10,193                  $10,668
5/01                      $11,354               $10,689                  $10,824
5/02                      $10,475                $9,831                   $9,901
5/03                       $9,762                $9,139                   $9,458
5/04                      $13,318               $12,436                  $12,895
5/05                      $21,456               $19,990                  $20,125
5/06                      $33,834               $31,434                  $30,582
5/07                      $56,727               $52,588                  $50,471
5/08                      $77,894               $72,016                  $72,829

1 Assuming maximum sales charge, if any, transaction costs and other operating expenses, including advisory fees.
2     The Fund invests primarily in Latin American equity and debt securities.
3 This unmanaged market capitalization-weighted Index by Morgan Stanley Capital International is comprised of a representative sampling of stocks of large-, medium- and small-capitalization companies in Argentina, Brazil, Chile and Mexico, which are freely purchasable by foreign investors.

Performance Summary for the Period Ended May 31, 2008

                                                                          Average Annual Total Returns 1
                                                          -------------------------------------------------------------
                                                                 1 Year              5 Years              10 Years
                                                          ------------------   ------------------    ------------------
                                             6-Month      w/o sales  w/sales   w/o sales  w/sales    w/o sales  w/sales
                                          Total Returns    charge    charge     charge    charge      charge    charge
-----------------------------------------------------------------------------------------------------------------------
Institutional ...........................    17.81%        37.31%       --      51.49%        --       22.79%       --
Investor A ..............................    17.65         36.94     29.75%     51.11      49.49%      22.49     21.83%
Investor B ..............................    17.19         35.85     31.35      49.94      49.86       21.70     21.70
Investor C ..............................    17.20         35.87     34.87      49.95      49.95       21.52     21.52
MSCI EM Latin America Index .............    20.08         44.30        --      50.42         --       21.96        --
-----------------------------------------------------------------------------------------------------------------------

1 Assuming maximum sales charges. See "About Fund Performance" on page 6 for a detailed description of share classes, including any related sales charges and fees.

      Past performance is not indicative of future results.

Expense Example

                                              Actual                                                Hypothetical 2
                       ------------------------------------------------------  -----------------------------------------------------
                           Beginning          Ending                              Beginning         Ending
                         Account Value     Account Value     Expenses Paid      Account Value    Account Value     Expenses Paid
                       December 1, 2007    May 31, 2008   During the Period 1  December 1, 2007   May 31, 2008   During the Period 1
------------------------------------------------------------------------------------------------------------------------------------
Institutional ..........    $1,000           $1,178.10           $ 6.66            $1,000          $1,018.78           $ 6.17
Investor A .............    $1,000           $1,176.50           $ 8.06            $1,000          $1,017.49           $ 7.47
Investor B .............    $1,000           $1,171.90           $12.42            $1,000          $1,013.46           $11.51
Investor C .............    $1,000           $1,172.00           $12.26            $1,000          $1,013.61           $11.36
------------------------------------------------------------------------------------------------------------------------------------

1 For each class of the Fund, expenses are equal to the annualized expense ratio for the class (1.23% for Institutional, 1.49% for Investor A, 2.30% for Investor B and 2.27% for Investor C), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown).
2 Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 366.

      See "Disclosure of Expenses" on page 6 for further information on how expenses were calculated.


           BLACKROCK LATIN AMERICA FUND, INC.           MAY 31, 2008          5

About Fund Performance

o Institutional Shares are not subject to any sales charge. Institutional Shares bear no ongoing distribution or service fees and are available only to eligible investors.

o Investor A Shares incur a maximum initial sales charge (front-end load) of 5.25% and a service fee of 0.25% per year (but no distribution fee).

o Investor B Shares are subject to a maximum contingent deferred sales charge of 4.50% declining to 0% after six years. In addition, Investor B Shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares automatically convert to Investor A Shares after approximately eight years. (There is no initial sales charge for automatic share conversions.) All returns for periods greater than eight years reflect this conversion.

o Investor C Shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. In addition, Investor C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Fund may charge a 2% redemption fee for sales or exchanges of shares within 30 days of purchase or exchange. Performance data does not reflect this potential fee. Figures shown in the performance tables on page 5 assume reinvestment of all dividends and capital gain distributions, if any, at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

Disclosure of Expenses

Shareholders of this Fund may incur the following charges: (a) expenses related to transactions, including sales charges and redemption fees; and (b) operating expenses including advisory fees, distribution fees including 12b-1 fees and other Fund expenses. The expense example on page 5 (which is based on a hypothetical investment of $1,000 invested on December 1, 2007 and held through May 31, 2008) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The table provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled "Expenses Paid During the Period."

The table also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

The expenses shown in the table are intended to highlight shareholders' ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical table is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.


6           BLACKROCK LATIN AMERICA FUND, INC.           MAY 31, 2008

Portfolio Summary

As of May 31, 2008

Ten Largest Holdings                                                  Percent of
(Equity Investments)                                                  Net Assets
--------------------------------------------------------------------------------
Petroleo Brasileiro SA ..................................................    18%
Companhia Vale do Rio Doce (Preference 'A' Shares) ......................     9
America Movil, SA de CV .................................................     9
Usinas Siderurgicas de Minas Gerais SA
  (Preference 'A' Shares) ...............................................     6
Banco Bradesco SA .......................................................     6
Banco Itau Holding Financeira SA ........................................     4
Tenaris SA ..............................................................     4
Uniao de Bancos Brasileiros SA ..........................................     4
Bradespar SA (Preference Shares) ........................................     3
Cia de Bebidas das Americas (Preference Shares) .........................     2
--------------------------------------------------------------------------------

Five Largest Industries*                                              Percent of
(Equity Investments)                                                  Net Assets
--------------------------------------------------------------------------------
Metals & Mining .........................................................    26%
Oil & Gas ...............................................................    19
Banks ...................................................................    17
Wireless Telecommunication Services .....................................     9
Beverages ...............................................................     4
--------------------------------------------------------------------------------
      For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

                                                                      Percent of
Geographic Allocation                                      Long-Term Investments
--------------------------------------------------------------------------------
Brazil ..................................................................    73%
Mexico ..................................................................    18
Argentina ...............................................................     5
Chile ...................................................................     2
Bermuda .................................................................     1
Colombia ................................................................     1
--------------------------------------------------------------------------------


           BLACKROCK LATIN AMERICA FUND, INC.           MAY 31, 2008          7

Consolidated Schedule of Investments May 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Common Stocks                                           Shares         Value
===============================================================================
Argentina -- 4.9%
Metals & Mining -- 4.9%
Tenaris SA (a)                                         620,000    $  38,006,000
Ternium SA (a)(b)                                      245,000       10,875,550
-------------------------------------------------------------------------------
Total Common Stocks in Argentina                                     48,881,550
===============================================================================
Brazil -- 71.6%
Air Freight & Logistics -- 0.2%
Log-In Logistica Intermodal SA                         347,000        2,493,962
-------------------------------------------------------------------------------
Apparel, Accessories & Luxury Goods -- 0.0%
Empresa Nacional de Comercio Credito e
  Participacoes SA (Preference Shares) (c)              12,284          301,945
-------------------------------------------------------------------------------
Banks -- 14.1%
Banco ABC Brasil SA (Preference Shares)                349,000        2,049,155
Banco Bradesco SA (a)(b)                             2,500,000       60,025,000
Banco Industrial e Comercial SA
  (Preference Shares)                                  590,000        3,805,165
Banco Itau Holding Financeira SA (a)(b)              1,240,000       38,080,400
Uniao de Bancos Brasileiros SA (a)                     230,000       36,080,100
                                                                  -------------
                                                                    140,039,820
-------------------------------------------------------------------------------
Beverages -- 2.6%
Cia de Bebidas das Americas (a)                         25,000        1,606,500
Cia de Bebidas das Americas (Preference
  Shares) (a)                                          348,000       23,897,160
                                                                  -------------
                                                                     25,503,660
-------------------------------------------------------------------------------
Car Rental -- 0.3%
Localiza Rent A Car SA                                 232,000        3,066,708
-------------------------------------------------------------------------------
Diversified Consumer Services -- 1.4%
Anhanguera Educacional Participacoes SA                393,000        6,982,908
Hypermarcas SA (c)                                     475,000        6,421,918
                                                                  -------------
                                                                     13,404,826
-------------------------------------------------------------------------------
Diversified Financial Services -- 1.7%
BM&F Bovespa SA Bo Red Prf Npv (d)                      27,700          292,130
Bolsa de Mercadorias e Futuros                         352,000        3,992,868
Bovespa Holding SA                                     413,000        6,799,963
Redecard SA                                            265,000        5,702,429
                                                                  -------------
                                                                     16,787,390
-------------------------------------------------------------------------------
Diversified Telecommunication Services -- 0.2%
Tele Norte Leste Participacoes SA                       70,000        2,233,630
-------------------------------------------------------------------------------
Electric Utilities -- 2.2%
Cia Energetica de Minas Gerais (a)(b)                  461,458       10,908,867
Cia Energetica de Sao Paulo (Preference
  Shares) (c)                                           72,000        1,363,418
EDP -- Energias do Brasil SA                           139,000        2,709,069
Equatorial Energia SA                                  108,000        1,108,220
Terna Participacoes SA                                 114,000        2,172,764
Tractebel Energia SA                                   269,000        3,952,721
                                                                  -------------
                                                                     22,215,059
-------------------------------------------------------------------------------
Food Products -- 0.4%
Aqucar Guarani SA (c)                                  315,000        1,975,407
M Dias Branco SA                                       125,000        1,959,729
                                                                  -------------
                                                                      3,935,136
-------------------------------------------------------------------------------
Health Care Providers & Services -- 0.9%
Diagnosticos da America SA                             264,000        7,060,559
Profarma Distribuidora de Produtos
  Farmaceuticos SA                                      98,000        1,611,743
                                                                  -------------
                                                                      8,672,302
-------------------------------------------------------------------------------
Industrial Materials -- 0.2%
Marcopolo SA (Preference Shares)                       450,000        2,127,575
-------------------------------------------------------------------------------
Insurance -- 1.6%
Amil Participacoes SA                                  640,000        5,213,649
Porto Seguro SA                                        350,000        4,131,571
Tempo Participacoes SA (c)                           1,435,000        6,484,630
                                                                  -------------
                                                                     15,829,850
-------------------------------------------------------------------------------
Machinery -- 1.0%
Lupatech SA (c)                                         95,000        3,717,645
Metalfrio Solutions SA                                 235,000        3,162,711
Weg SA                                                 255,000        3,339,379
                                                                  -------------
                                                                     10,219,735
-------------------------------------------------------------------------------
Media -- 1.0%
NET Serviqos de Comunicacao SA
  (Preference Shares) (c)                              681,000        9,822,478
-------------------------------------------------------------------------------
Metals & Mining -- 19.3%
Bradespar SA (Preference Shares)                       955,000       28,652,936
Companhia Vale do Rio Doce (Preference 'A'
  Shares) (a)                                        2,770,000       91,216,100
Gerdau SA (a)(b)                                       100,000        4,996,000
Usinas Siderurgicas de Minas Gerais SA                  90,000        4,897,018
Usinas Siderurgicas de Minas Gerais SA
  (Preference 'A' Shares)                            1,155,000       62,134,952
                                                                  -------------
                                                                    191,897,006
-------------------------------------------------------------------------------
Multiline Retail -- 0.7%
Lojas Renner SA                                        300,000        7,470,028
-------------------------------------------------------------------------------
Oil & Gas -- 18.5%
Petroleo Brasileiro SA (a)                           3,017,000      182,347,480
Ultrapar Participacoes SA                               57,000        2,277,897
                                                                  -------------
                                                                    184,625,377
-------------------------------------------------------------------------------
Paper -- 0.4%
Suzano Papel e Celulose SA (Preference Shares)         188,000        3,467,568
-------------------------------------------------------------------------------
Public Thoroughfares -- 0.4%
Cia de Concessoes Rodoviarias                          200,000        4,022,133
-------------------------------------------------------------------------------
Real Estate -- 2.7%
Agra Empreendimentos Imobiliarios SA (c)               486,000        2,330,649
Cyrela Brazil Realty SA                                465,000        7,799,078
LPS Brasil Consultoria de Imoveis SA                    98,000        1,945,539
Mrv Engenharia e Participacoes SA                      348,000        8,239,459
PDG Realty SA Empreendimentos
  e Participacoes                                      290,000        4,794,405
Rodobens Negocios Imobiliarios SA                      118,000        1,762,927
                                                                  -------------
                                                                     26,872,057
-------------------------------------------------------------------------------
Software -- 0.5%
Datasul                                                180,000        2,333,969
Totvs SA                                                65,000        2,337,442
                                                                  -------------
                                                                      4,671,411
-------------------------------------------------------------------------------
Transportation -- 0.4%
All America Latina Logistica SA                        254,600        3,792,781
-------------------------------------------------------------------------------
Transportation Infrastructure -- 0.2%
Tegma Gestao Logistica                                 175,000        2,221,795
-------------------------------------------------------------------------------

See Notes to Consolidated Financial Statements.


8           BLACKROCK LATIN AMERICA FUND, INC.           MAY 31, 2008

                                     (Percentages shown are based on Net Assets)

Common Stocks                                           Shares         Value
===============================================================================
Brazil (concluded)
Water -- 0.2%
Companhia de Saneamento de Minas Gerais                110,000    $   2,022,133
-------------------------------------------------------------------------------
Wireline Telecommunications -- 0.5%
GVT Holding SA (c)                                     193,000        4,607,556
-------------------------------------------------------------------------------
Total Common Stocks in Brazil                                       712,323,921
===============================================================================
Chile -- 2.4%
Banks -- 0.7%
Banco Santander Chile SA (a)                           128,000        6,656,000
-------------------------------------------------------------------------------
Electric Utilities -- 0.6%
Empresa Nacional de Electricidad SA (a)                126,000        6,419,700
-------------------------------------------------------------------------------
Food & Staples Retailing -- 0.6%
Centros Comerciales Sudamericanos SA                 1,570,000        6,110,730
-------------------------------------------------------------------------------
Multiline Retail -- 0.4%
La Polar SA                                            715,000        3,936,258
-------------------------------------------------------------------------------
Paper -- 0.1%
Masisa SA (Preference Shares) (a)(c)                   108,000        1,080,000
-------------------------------------------------------------------------------
Total Common Stocks in Chile                                         24,202,688
===============================================================================
Colombia -- 0.5%
Oil, Gas & Consumable Fuels -- 0.5%
Ecopetrol SA                                         3,250,178        5,228,268
-------------------------------------------------------------------------------
Total Common Stocks in Colombia                                       5,228,268
===============================================================================
Mexico -- 17.4%
Airports -- 0.2%
Grupo Aeroportuario del Pacifico, SA de CV (a)          41,700        1,475,346
-------------------------------------------------------------------------------
Banks -- 1.6%
Grupo Financiero Banorte, SA de CV 'O'               3,240,000       15,729,527
-------------------------------------------------------------------------------
Beverages -- 1.1%
Fomento Economico Mexicano, SA de CV (a)               243,000       11,433,150
-------------------------------------------------------------------------------
Broadcasting & Cable TV -- 0.4%
Grupo Televisa, SA (a)                                 166,000        4,349,200
-------------------------------------------------------------------------------
Building -- Home Builders -- 1.9%
Corporacion GEO, SA de CV Series B (c)               1,112,000        4,348,995
Desarrolladora Homex, SA de CV (a)(b)(c)               208,000       14,497,600
                                                                  -------------
                                                                     18,846,595
-------------------------------------------------------------------------------
Construction & Engineering -- 0.3%
Empresas ICA Sociedad Controladora,
  SA de CV (c)                                         413,000        2,773,424
-------------------------------------------------------------------------------
Construction Materials -- 0.1%
Cemex, SA de CV (a)(c)                                  37,100        1,055,124
-------------------------------------------------------------------------------
Hotels, Restaurants & Leisure -- 0.2%
Alsea SA (c)                                         1,370,000        1,793,531
-------------------------------------------------------------------------------
Media -- 0.1%
Megacable Holdings, SAB de CV (c)                      433,000        1,384,633
-------------------------------------------------------------------------------
Metals & Mining -- 1.5%
Grupo Mexico, SA de CV                               1,945,000       14,569,077
-------------------------------------------------------------------------------
Multiline Retail -- 1.5%
Controladora Comercial Mexicana, SA de CV              526,000        1,635,643
Wal-Mart de Mexico, SA de CV                         2,965,000       13,107,290
                                                                  -------------
                                                                     14,742,933
-------------------------------------------------------------------------------
Wireless Telecommunication Services -- 8.5%
America Movil, SA de CV (a)                          1,420,000       84,873,400
-------------------------------------------------------------------------------
Total Common Stocks in Mexico                                       173,025,940
===============================================================================
Panama -- 0.3%
Airlines -- 0.3%
Copa Holdings SA Class A                                82,000        2,744,540
-------------------------------------------------------------------------------
Total Common Stocks in Panama                                         2,744,540
===============================================================================
Peru -- 1.0%
Banks -- 0.6%
Credicorp Ltd.                                          74,000        6,176,040
-------------------------------------------------------------------------------
Metals & Mining -- 0.4%
Cia de Minas Buenaventura SA (a)                        60,500        3,980,900
-------------------------------------------------------------------------------
Total Common Stocks in Peru                                          10,156,940
-------------------------------------------------------------------------------
Total Common Stocks -- 98.1%                                        976,563,847
===============================================================================

===============================================================================
Mutual Funds
===============================================================================
United Kingdom -- 0.5%
BlackRock Latin American Investment
  Trust Plc (e)                                        355,000        4,535,775
-------------------------------------------------------------------------------
Total Mutual Funds -- 0.5%                                            4,535,775
-------------------------------------------------------------------------------
Total Long-Term Investments
(Cost -- $630,505,969) -- 98.6%                                     981,099,622
===============================================================================

===============================================================================
                                                    Beneficial
                                                      Interest
Short-Term Securities                                    (000)
===============================================================================
BlackRock Liquidity Series, LLC
  Cash Sweep Series, 2.63% (e)(f)                      $ 4,937        4,937,458
BlackRock Liquidity Series, LLC
  Money Market Series, 2.70% (e)(f)(g)                 101,837      101,837,380
-------------------------------------------------------------------------------
Total Short-Term Securities
(Cost -- $106,774,838) -- 10.7%                                     106,774,838
-------------------------------------------------------------------------------
Total Investments Before Options Written
(Cost -- $737,280,807*) -- 109.3%                                 1,087,874,460
===============================================================================

===============================================================================
Options Written                                      Contracts
===============================================================================
Call Options Written
Cia de Bebidas das Americas (Preference
  Shares), expiring July 2008 at $80                       300          (16,893)
-------------------------------------------------------------------------------
Total Options Written
(Premium Received -- $68,873) -- 0.0%                                   (16,893)
===============================================================================
Total Investments -- 109.3%                                       1,087,857,567

Liabilities in Excess of Other Assets -- (9.3%)                     (92,226,235)
                                                                  -------------
Net Assets -- 100.0%                                              $ 995,631,332
                                                                  =============

See Notes to Consolidated Financial Statements.


           BLACKROCK LATIN AMERICA FUND, INC.           MAY 31, 2008          9

Consolidated Schedule of Investments (concluded)

* The cost and unrealized appreciation (depreciation) of investments as of May 31, 2008, as computed for federal income tax purposes, were as follows:

      Aggregate cost .........................................    $ 740,246,944
                                                                  =============
      Gross unrealized appreciation ..........................    $ 350,395,476
      Gross unrealized depreciation ..........................       (2,767,960)
                                                                  -------------
      Net unrealized appreciation ............................    $ 347,627,516
                                                                  =============

(a)   Depositary receipts.
(b)   Security, or a portion of security, is on loan.
(c)   Non-income producing security.
(d)   Security is fair valued.
(e) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      ----------------------------------------------------------------------------------
                                                                               Interest/
                                      Purchase         Sales        Realized   Dividend
      Affiliate                         Cost           Cost           Loss      Income
      ----------------------------------------------------------------------------------
      BlackRock Liquidity Series,
        LLC Cash Sweep Series        $1,882,388*        --             --      $ 82,181
      BlackRock Liquidity Series,
        LLC Money Market Series          --        $44,170,020**       --      $274,772
      BlackRock Latin American
        Investment Trust Plc             --        $    32,890     $(17,782)   $ 24,850
      ----------------------------------------------------------------------------------
      *     Represents net purchase cost.
      **    Represents net sales cost.

(f)   Represents the current yield as of report date.
(g)   Security was purchased with cash proceeds from securities loans.

o     Forward foreign currency contracts as of May 31, 2008 were as follows:

      --------------------------------------------------------------------------
                                      Currency       Settlement      Unrealized
      Currency Purchased                Sold            Date        Appreciation
      --------------------------------------------------------------------------
      BRL 15,935,153                  $9,722,485       6/03/08        $64,920
      --------------------------------------------------------------------------

o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

o     Currency Abbreviation:
      BRL   Brazilian Real

o Effective December 1, 2007, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

      o Level 1 -- price quotations in active markets/exchanges for identical securities

      o Level 2 -- other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

      o Level 3 -- unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments)

      The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

      The following table summarizes the inputs used as of May 31, 2008 in determining the fair valuation of the Fund's investments:

      --------------------------------------------------------------------------
                                          Investments in         Other Financial
      Valuation Inputs                      Securities            Instruments*
      --------------------------------------------------------------------------
      Level 1 .........................   $  980,807,492                  --
      Level 2 .........................      106,774,838            $(16,893)
      Level 3 .........................          292,130                  --
      --------------------------------------------------------------------------
      Total                               $1,087,874,460            $(16,893)
                                          ======================================

      *     Other financial instruments are written options.

      The following is a reconciliation of investments for unobservable inputs (Level 3) were used in determining fair value:

      --------------------------------------------------------------------------
                                                                  Investments in
                                                                    Securities
      --------------------------------------------------------------------------
      Balance, as of November 30, 2007 ..........................          --
      Accrued discounts/premiums ................................          --
      Realized gain (loss) ......................................          --
      Change in unrealized appreciation (depreciation) ..........    $ 11,018
      Net purchases (sales) .....................................     281,112
      Net transfers in/out of Level 3 ...........................          --
      --------------------------------------------------------------------------
      Balance, as of May 31, 2008                                    $292,130
                                                                     ===========

See Notes to Consolidated Financial Statements.


10           BLACKROCK LATIN AMERICA FUND, INC.           MAY 31, 2008

Consolidated Statement of Assets and Liabilities

May 31, 2008 (Unaudited)
===================================================================================================================================
Assets
-----------------------------------------------------------------------------------------------------------------------------------
Investments at value -- unaffiliated (including securities loaned of $96,855,415) (cost -- $628,170,749) .......    $   976,563,847
Investments at value -- affiliated (cost -- $109,110,058) ......................................................        111,310,613
Foreign currency at value (cost -- $2,627,194) .................................................................          2,580,880
Cash on deposit for foreign currency ...........................................................................             15,494
Unrealized appreciation forward foreign currency contracts .....................................................             64,920
Investments sold receivable ....................................................................................         50,321,123
Capital shares sold receivable .................................................................................          8,755,722
Dividends receivable ...........................................................................................          1,423,128
Securities lending receivable ..................................................................................             55,017
Prepaid expenses ...............................................................................................             44,603
                                                                                                                    ---------------
Total assets ...................................................................................................      1,151,135,347
                                                                                                                    ---------------
===================================================================================================================================
Liabilities
-----------------------------------------------------------------------------------------------------------------------------------
Collateral on securities loaned at value .......................................................................        101,837,380
Bank overdraft .................................................................................................            179,999
Options written at value (premium received -- $68,873) .........................................................             16,893
Investments purchased payable ..................................................................................         50,478,851
Capital shares redeemed payable ................................................................................          1,603,196
Investment advisory fees payable ...............................................................................            760,246
Distribution fees payable ......................................................................................            305,174
Other affiliates payable .......................................................................................            145,417
Other accrued expenses payable .................................................................................            163,565
Officer's and Directors' fees payable ..........................................................................              9,715
Other liabilities payable ......................................................................................              3,579
                                                                                                                    ---------------
Total liabilities ..............................................................................................        155,504,015
                                                                                                                    ---------------
===================================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets .....................................................................................................    $   995,631,332
                                                                                                                    ===============
===================================================================================================================================
Net Assets Consist of
-----------------------------------------------------------------------------------------------------------------------------------
Institutional Shares, $0.10 par value ..........................................................................    $       221,776
Investor A Shares, $0.10 par value .............................................................................            731,706
Investor B Shares, $0.10 par value .............................................................................             51,311
Investor C Shares, $0.10 par value .............................................................................            312,608
Paid-in capital in excess of par ...............................................................................        638,156,836
Distributions in excess of net investment income ...............................................................           (101,790)
Accumulated net realized gain ..................................................................................          5,911,771
Net unrealized appreciation/depreciation .......................................................................        350,347,114
                                                                                                                    ---------------
Net Assets .....................................................................................................    $   995,631,332
                                                                                                                    ===============
===================================================================================================================================
Net Asset Value
-----------------------------------------------------------------------------------------------------------------------------------
Institutional -- Based on net assets of $172,290,076 and 2,217,758 shares outstanding ..........................    $         77.69
                                                                                                                    ===============
Investor A -- Based on net assets of $562,037,005 and 7,317,056 shares outstanding .............................    $         76.81
                                                                                                                    ===============
Investor B -- Based on net assets of $37,451,755 and 513,107 shares outstanding ................................    $         72.99
                                                                                                                    ===============
Investor C -- Based on net assets of $223,852,496 and 3,126,076 shares outstanding .............................    $         71.61
                                                                                                                    ===============

See Notes to Consolidated Financial Statements.


           BLACKROCK LATIN AMERICA FUND, INC.           MAY 31, 2008          11

Consolidated Statement of Operations

Six Months Ended May 31, 2008 (Unaudited)
===================================================================================================================================
Investment Income
-----------------------------------------------------------------------------------------------------------------------------------
Dividends (net of $808,423 foreign withholding tax and including $24,850 from affiliates) ........................    $   8,132,655
Interest from affiliates .........................................................................................           82,181
Securities lending ...............................................................................................          274,772
                                                                                                                      -------------
Total income .....................................................................................................        8,489,608
                                                                                                                      -------------
===================================================================================================================================
Expenses
-----------------------------------------------------------------------------------------------------------------------------------
Investment advisory ..............................................................................................        3,828,982
Service -- Investor A ............................................................................................          536,252
Service and distribution -- Investor B ...........................................................................          151,397
Service and distribution -- Investor C ...........................................................................          850,902
Custodian ........................................................................................................          253,795
Transfer agent -- Institutional ..................................................................................           55,340
Transfer agent -- Investor A .....................................................................................          216,115
Transfer agent -- Investor B .....................................................................................           25,638
Transfer agent -- Investor C .....................................................................................          120,698
Accounting services ..............................................................................................          137,904
Printing .........................................................................................................           51,050
Professional .....................................................................................................           44,952
Registration .....................................................................................................           43,062
Officer and Directors ............................................................................................           10,890
Miscellaneous ....................................................................................................           17,636
                                                                                                                      -------------
Total expenses ...................................................................................................        6,344,613
                                                                                                                      -------------
Net investment income ............................................................................................        2,144,995
                                                                                                                      -------------
===================================================================================================================================
Realized and Unrealized Gain (Loss)
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) from:
    Investments (including $17,782 from affiliates) ..............................................................        6,827,974
    Foreign currency .............................................................................................         (197,317)
                                                                                                                      -------------
                                                                                                                          6,630,657
                                                                                                                      -------------
Net change in unrealized appreciation/depreciation on:
    Investments ..................................................................................................      124,071,436
    Foreign currency .............................................................................................         (296,343)
    Options ......................................................................................................           51,980
                                                                                                                      -------------
                                                                                                                        123,827,073
                                                                                                                      -------------
Total realized and unrealized gain ...............................................................................      130,457,730
                                                                                                                      -------------
Net Increase in Net Assets Resulting from Operations .............................................................    $ 132,602,725
                                                                                                                      =============

See Notes to Consolidated Financial Statements.


12           BLACKROCK LATIN AMERICA FUND, INC.           MAY 31, 2008

Consolidated Statements of Changes in Net Assets

                                                                                                      Six Months
                                                                                                        Ended
                                                                                                       May 31,          Year Ended
                                                                                                         2008          November 30,
Increase (Decrease) in Net Assets:                                                                   (Unaudited)           2007
===================================================================================================================================
Operations
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income ..........................................................................    $   2,144,995     $   4,002,197
Net realized gain ..............................................................................        6,630,657       138,490,749
Net change in unrealized appreciation/depreciation .............................................      123,827,073        78,178,634
                                                                                                    -------------------------------
Net increase in net assets resulting from operations ...........................................      132,602,725       220,671,580
                                                                                                    -------------------------------
===================================================================================================================================
Dividends and Distributions to Shareholders From
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income:
    Institutional ..............................................................................       (1,310,858)       (2,731,394)
    Investor A .................................................................................       (3,704,656)       (2,328,020)
    Investor B .................................................................................         (115,826)          (59,260)
    Investor C .................................................................................         (814,364)         (351,727)
Net realized gain:
    Institutional ..............................................................................      (18,913,410)               --
    Investor A .................................................................................      (64,111,958)               --
    Investor B .................................................................................       (4,862,076)               --
    Investor C .................................................................................      (26,310,140)               --
                                                                                                    -------------------------------
Decrease in net assets resulting from dividends and distributions to shareholders ..............     (120,143,288)       (5,470,401)
                                                                                                    -------------------------------
===================================================================================================================================
Capital Share Transactions
-----------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets derived from capital share transactions .............................      225,088,005        95,810,271
                                                                                                    -------------------------------
===================================================================================================================================
Redemption Fee
-----------------------------------------------------------------------------------------------------------------------------------
Redemption fee .................................................................................          135,757           144,491
                                                                                                    -------------------------------
===================================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
Total increase in net assets ...................................................................      237,683,199       311,155,941
Beginning of period ............................................................................      757,948,133       446,792,192
                                                                                                    -------------------------------
End of period ..................................................................................    $ 995,631,332     $ 757,948,133
                                                                                                    ===============================
End of period undistributed (distributions in excess of) net investment income .................    $    (101,790)    $   3,698,919
                                                                                                    ===============================

See Notes to Consolidated Financial Statements.


           BLACKROCK LATIN AMERICA FUND, INC.           MAY 31, 2008          13

Consolidated Financial Highlights

                                                                               Institutional
                                         ------------------------------------------------------------------------------------------
                                         Six Months
                                           Ended
                                           May 31,                                 Year Ended November 30,
                                            2008         --------------------------------------------------------------------------
                                         (Unaudited)        2007            2006            2005            2004           2003
===================================================================================================================================
Per Share Operating Performance
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ..  $    78.57      $    50.67      $    37.27      $    22.64      $    15.83      $    10.23
                                         ------------------------------------------------------------------------------------------
Net investment income 1 ...............        0.34            0.50            0.65            0.57            0.33            0.22
Net realized and unrealized gain ......       11.04           28.10           13.32           14.42            6.79            5.44
                                         ------------------------------------------------------------------------------------------
Net increase from investment operations       11.38           28.60           13.97           14.99            7.12            5.66
                                         ------------------------------------------------------------------------------------------
Dividends and distributions from:
    Net investment income .............       (0.80)          (0.72)          (0.58)          (0.41)          (0.31)          (0.06)
    Net realized gain .................      (11.47)             --              --              --              --              --
                                         ------------------------------------------------------------------------------------------
Total dividends and distributions .....      (12.27)          (0.72)          (0.58)          (0.41)          (0.31)          (0.06)
                                         ------------------------------------------------------------------------------------------
Redemption fee ........................        0.01            0.02            0.01            0.05              -- 2            --
                                         ------------------------------------------------------------------------------------------
Net asset value, end of period ........  $    77.69      $    78.57      $    50.67      $    37.27      $    22.64      $    15.83
                                         ==========================================================================================
===================================================================================================================================
Total Investment Return 3
-----------------------------------------------------------------------------------------------------------------------------------
Based on net asset value ..............       17.81% 4        57.20% 5        38.12%          67.55%          45.73%          55.61%
                                         ==========================================================================================
===================================================================================================================================
Ratios to Average Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
Total expenses ........................        1.23% 6         1.26%           1.31%           1.43%           1.60%           1.81%
                                         ==========================================================================================
Net investment income .................        0.99% 6         0.87%           1.49%           1.98%           1.81%           1.78%
                                         ==========================================================================================
===================================================================================================================================
Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000) .......  $  172,290      $  128,094      $  191,085      $  135,279      $   47,921      $   27,811
                                         ==========================================================================================
Portfolio turnover ....................          29%             72%             48%             47%             57%             58%
                                         ==========================================================================================

1     Based on average shares outstanding.
2     Amount is less than $0.01 per share.
3     Total investment returns exclude the effects of any sales charges.
4     Aggregate total investment return.
5 Total investment return consisted of a payment by BlackRock Advisors, LLC in order to resolve a regulatory compliance issue relating to an investment, which increased the return by 0.02%.
6     Annualized.

See Notes to Consolidated Financial Statements.


14           BLACKROCK LATIN AMERICA FUND, INC.           MAY 31, 2008

                                                                                Investor A
                                         ------------------------------------------------------------------------------------------
                                         Six Months
                                           Ended
                                           May 31,                                 Year Ended November 30,
                                            2008         --------------------------------------------------------------------------
                                         (Unaudited)        2007            2006            2005            2004           2003
===================================================================================================================================
Per Share Operating Performance
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ..  $    77.78      $    50.17      $    36.93      $    22.45      $    15.71      $    10.15
                                         ------------------------------------------------------------------------------------------
Net investment income 1 ...............        0.24            0.60            0.53            0.51            0.29            0.19
Net realized and unrealized gain ......       10.91           27.60           13.21           14.29            6.72            5.40
                                         ------------------------------------------------------------------------------------------
Net increase from investment operations       11.15           28.20           13.74           14.80            7.01            5.59
                                         ------------------------------------------------------------------------------------------
Dividends and distributions from:
    Net investment income .............       (0.66)          (0.61)          (0.51)          (0.37)          (0.27)          (0.03)
    Net realized gain .................      (11.47)             --              --              --              --              --
                                         ------------------------------------------------------------------------------------------
Total dividends and distributions .....      (12.13)          (0.61)          (0.51)          (0.37)          (0.27)          (0.03)
                                         ------------------------------------------------------------------------------------------
Redemption fee ........................        0.01            0.02            0.01            0.05              -- 2            --
                                         ------------------------------------------------------------------------------------------
Net asset value, end of period ........  $    76.81      $    77.78      $    50.17      $    36.93      $    22.45      $    15.71
                                         ==========================================================================================
===================================================================================================================================
Total Investment Return 3
-----------------------------------------------------------------------------------------------------------------------------------
Based on net asset value ..............       17.65% 4        56.85% 5        37.77%          67.10%          45.35%          55.23%
                                         ==========================================================================================
===================================================================================================================================
Ratios to Average Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
Total expenses ........................        1.49% 6         1.51%           1.57%           1.68%           1.85%           2.07%
                                         ==========================================================================================
Net investment income .................        0.71% 6         0.92%           1.23%           1.81%           1.60%           1.52%
                                         ==========================================================================================
===================================================================================================================================
Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000) .......  $  562,037      $  433,844      $  191,187      $  139,062      $   81,969      $   62,145
                                         ==========================================================================================
Portfolio turnover ....................          29%             72%             48%             47%             57%             58%
                                         ==========================================================================================

1     Based on average shares outstanding.
2     Amount is less than $0.01 per share.
3     Total investment returns exclude the effects of any sales charges.
4     Aggregate total investment return.
5 Total investment return consisted of a payment by BlackRock Advisors, LLC in order to resolve a regulatory compliance issue relating to an investment, which increased the return by 0.02%.
6     Annualized.

See Notes to Consolidated Financial Statements.


           BLACKROCK LATIN AMERICA FUND, INC.           MAY 31, 2008          15

                                                                                Investor B
                                         ------------------------------------------------------------------------------------------
                                         Six Months
                                           Ended
                                           May 31,                                 Year Ended November 30,
                                            2008         --------------------------------------------------------------------------
                                         (Unaudited)        2007            2006            2005            2004           2003
===================================================================================================================================
Per Share Operating Performance
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ..  $    74.38      $    48.00      $    35.33      $    21.45      $    15.01      $     9.75
                                         ------------------------------------------------------------------------------------------
Net investment income (loss) 1 ........       (0.03)           0.05            0.20            0.29            0.15            0.08
Net realized and unrealized gain ......       10.37           26.52           12.68           13.70            6.43            5.18
                                         ------------------------------------------------------------------------------------------
Net increase from investment operations       10.34           26.57           12.88           13.99            6.58            5.26
                                         ------------------------------------------------------------------------------------------
Dividends and distributions from:
    Net investment income .............       (0.27)          (0.21)          (0.22)          (0.16)          (0.14)             --
    Net realized gain .................      (11.47)             --              --              --              --              --
                                         ------------------------------------------------------------------------------------------
Total dividends and distributions .....      (11.74)          (0.21)          (0.22)          (0.16)          (0.14)             --
                                         ------------------------------------------------------------------------------------------
Redemption fee ........................        0.01            0.02            0.01            0.05              -- 2            --
                                         ------------------------------------------------------------------------------------------
Net asset value, end of period ........  $    72.99      $    74.38      $    48.00      $    35.33      $    21.45      $    15.01
                                         ==========================================================================================
===================================================================================================================================
Total Investment Return 3
-----------------------------------------------------------------------------------------------------------------------------------
Based on net asset value ..............       17.19% 4        55.61% 5        36.72%          65.91%          44.16%          53.95%
                                         ==========================================================================================
===================================================================================================================================
Ratios to Average Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
Total expenses ........................        2.30% 6         2.32%           2.34%           2.46%           2.64%           2.89%
                                         ==========================================================================================
Net investment income (loss) ..........       (0.09%) 6        0.09%           0.48%           1.10%           0.86%           0.75%
                                         ==========================================================================================
===================================================================================================================================
Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000) .......  $   37,452      $   31,268      $   13,911      $   12,144      $   11,497      $   15,129
                                         ==========================================================================================
Portfolio turnover ....................          29%             72%             48%             47%             57%             58%
                                         ==========================================================================================

1     Based on average shares outstanding.
2     Amount is less than $0.01 per share.
3     Total investment returns exclude the effects of any sales charges.
4     Aggregate total investment return.
5 Total investment return consisted of a payment by BlackRock Advisors, LLC in order to resolve a regulatory compliance issue relating to an investment, which increased the return by 0.02%.
6     Annualized.

See Notes to Consolidated Financial Statements.


16           BLACKROCK LATIN AMERICA FUND, INC.           MAY 31, 2008

Consolidated Financial Highlights (concluded)

                                                                                Investor C
                                         ------------------------------------------------------------------------------------------
                                         Six Months
                                           Ended
                                           May 31,                                 Year Ended November 30,
                                            2008         --------------------------------------------------------------------------
                                         (Unaudited)        2007            2006            2005            2004           2003
===================================================================================================================================
Per Share Operating Performance
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ..  $    73.28      $    47.40      $    35.07      $    21.38      $    15.00      $     9.74
                                         ------------------------------------------------------------------------------------------
Net investment income (loss) 1 ........       (0.02)           0.11            0.17            0.25            0.14            0.08
Net realized and unrealized gain ......       10.17           26.08           12.56           13.64            6.41            5.18
                                         ------------------------------------------------------------------------------------------
Net increase from investment operations       10.15           26.19           12.73           13.89            6.55            5.26
                                         ------------------------------------------------------------------------------------------
Dividends and distributions from:
    Net investment income .............       (0.36)          (0.33)          (0.41)          (0.25)          (0.17)             --
    Net realized gain .................      (11.47)             --              --              --              --              --
                                         ------------------------------------------------------------------------------------------
Total dividends and distributions .....      (11.83)          (0.33)          (0.41)          (0.25)          (0.17)             --
                                         ------------------------------------------------------------------------------------------
Redemption fee ........................        0.01            0.02            0.01            0.05              -- 2            --
                                         ------------------------------------------------------------------------------------------
Net asset value, end of period ........  $    71.61      $    73.28      $    47.40      $    35.07      $    21.38      $    15.00
                                         ==========================================================================================
===================================================================================================================================
Total Investment Return 3
-----------------------------------------------------------------------------------------------------------------------------------
Based on net asset value ..............       17.20% 4        55.62% 5        36.75%          65.90%          44.15%          54.00%
                                         ==========================================================================================
===================================================================================================================================
Ratios to Average Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
Total expenses ........................        2.27% 6         2.29%           2.34%           2.45%           2.63%           2.88%
                                         ==========================================================================================
Net investment income (loss) ..........       (0.05%) 6        0.17%           0.42%           0.94%           0.80%           0.71%
                                         ==========================================================================================
===================================================================================================================================
Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000) .......  $  223,852      $  164,742      $   50,609      $   25,071      $    6,655      $    4,074
                                         ==========================================================================================
Portfolio turnover ....................          29%             72%             48%             47%             57%             58%
                                         ==========================================================================================

1     Based on average shares outstanding.
2     Amount is less than $0.01 per share.
3     Total investment returns exclude the effects of any sales charges.
4     Aggregate total investment return.
5 Total investment return consisted of a payment by BlackRock Advisors, LLC in order to resolve a regulatory compliance issue relating to an investment, which increased the return by 0.02%.
6     Annualized.

See Notes to Consolidated Financial Statements.


           BLACKROCK LATIN AMERICA FUND, INC.           MAY 31, 2008          17

Notes to Consolidated Financial Statements (Unaudited)

1. Significant Accounting Policies:

BlackRock Latin America Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates. The Fund offers multiple classes of shares. Institutional Shares are sold without a sales charge and only to certain eligible investors. Investor A Shares are generally sold with a front-end sales charge. Investor B and Investor C Shares may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Investor A, Investor B and Investor C Shares bear certain expenses related to the shareholder servicing of such shares, and Investor B and Investor C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor B shareholders may vote on material changes to the Investor A distribution plan).

The following is a summary of significant accounting policies followed by the
Fund:

Valuation of Investments: Equity investments traded on a recognized securities exchange or the NASDAQ Global Market System are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. Equity investments traded on a recognized securities exchange for which there were no sales on that day are valued at the last available bid price. Investments in open-end investment companies are valued at net asset value each business day.

Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. Over-the-counter ("OTC") options are valued by an independent pricing service using a mathematical model which incorporates a number of market data factors.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment, the investment will be valued by a method approved by the Board of Directors (the "Board") as reflecting fair value ("Fair Value Assets"). When determining the price for Fair Value Assets, the investment advisor and/or sub-advisor seeks to determine the price that the Fund might reasonably expect to receive from the current sale of that asset in an arm's-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or subadvisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of business on the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net assets of the Fund are determined as of such times. Foreign currency exchange rates will be determined as of the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Fund's net assets. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities may be valued at their fair value as determined in good faith by the Board or by the investment advisor using a pricing service and/or procedures approved by the Board.

Foreign Currency Transactions: Foreign currency amounts are translated into United States dollars on the following basis: (i) market value of investment securities, assets and liabilities at the current rate of exchange; and (ii) purchases and sales of investment securities, income and expenses at the rates of exchange prevailing on the respective dates of such transactions.

The Fund reports foreign currency related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

Derivative Financial Instruments: The Fund may engage in various portfolio investment strategies to increase the return of the Fund and to hedge, or protect, its exposure to interest rate movements and movements in the securities markets. Losses may arise if the value of the contract decreases due to an unfavorable change in the price of the underlying security, or if the counterparty does not perform under the contract.

o Forward foreign currency contracts -- The Fund may enter into forward foreign currency contracts as a hedge against either specific transactions or portfolio positions. Forward currency contracts, when used by the Fund, help to manage the overall exposure to the foreign currency backing some of the investments held by the Fund. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed.


18           BLACKROCK LATIN AMERICA FUND, INC.           MAY 31, 2008

o Options -- The Fund may purchase and write call and put options. When the Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium received or paid).

      A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the seller to sell (when the option is exercised), the underlying position at the exercise price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying position at the exercise price at any time or at a specified time during the option period.

Investment Transactions and Investment Income: Investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Fund has determined the ex-dividend date. Interest income is recognized on the accrual basis. Income and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Dividends and Distributions: Dividends and distributions of capital gains are recorded on the ex-dividend dates.

Securities Lending: The Fund may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund typically receives the income on the loaned securities but does not receive the income on the collateral. Where the Fund receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. The Fund may receive a flat fee for its loans. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The Fund may pay reasonable lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Fund could experience delays and costs in gaining access to the collateral. The Fund also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

Bank Overdraft: The Fund recorded a bank overdraft which resulted from a failed trade that settled the next day.

Income Taxes: It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

Effective May 30, 2008, the Fund implemented Financial Accounting Standards Board ("FASB") Interpretation No. 48, "Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement No. 109" ("FIN 48"). FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity, including investment companies, before being measured and recognized in the financial statements. The investment advisor has evaluated the application of FIN 48 to the Fund, and has determined that the adoption of FIN 48 does not have a material impact on the Fund's financial statements. The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund's U.S. federal tax returns remain open for the years ended November 30, 2004 through November 30, 2006. The statutes of limitations on the Fund's state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Recent Accounting Pronouncement: In March 2008, Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities -- an amendment of FASB Statement No. 133" ("FAS 161"), was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position. The impact on the Fund's financial statement disclosures, if any, is currently being assessed.

Basis of Consolidation: The accompanying consolidated financial statements include the accounts of Merrill Lynch Latin America Fund Chile Ltd., a wholly owned subsidiary of the Fund, which primarily invests in Chilean securities. Intercompany accounts and transactions have been eliminated.


           BLACKROCK LATIN AMERICA FUND, INC.           MAY 31, 2008          19

Other: Expenses directly related to the Fund or its classes are charged to that Fund or class. Other operating expenses shared by several funds are pro-rated among those funds on the basis of relative net assets or other appropriate methods. Other expenses of the Fund are allocated daily to each class based on its relative net assets.

2. Investment Advisory Agreement and Other Transactions with Affiliates:

The Fund entered into an Investment Advisory Agreement with BlackRock Advisors, LLC, (the "Advisor"), an indirect, wholly owned subsidiary of BlackRock, Inc. to provide investment advisory and administration services. Merrill Lynch & Co., Inc. ("Merrill Lynch") and The PNC Financial Services Group, Inc. ("PNC") are principal owners of BlackRock, Inc.

The Advisor is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operation of the Fund. For such services, the Fund pays the Advisor a monthly fee at an annual rate of 1.0% of the average daily net assets of the Fund.

The Advisor has entered into a separate sub-advisory agreement with BlackRock Investment Management, LLC ("BIM") and BlackRock Asset Management U.K. Limited, both affiliates of the Advisor, under which the Advisor pays each sub-advisor for services it provides, a monthly fee that is a percentage of the investment advisory fee paid by the Fund to the Advisor.

For the year ended May 31, 2008, the Fund reimbursed the Advisor $6,717, for certain accounting services, which is included in accounting services in the Consolidated Statement of Operations.

The Fund has also entered into separate Distribution Agreements and Distribution Plans with FAM Distributors, Inc. ("FAMD") and BlackRock Distributors, Inc. and its affiliates ("BDI") (collectively, the "Distributor"). FAMD is a wholly owned subsidiary of Merrill Lynch Group, Inc., and BDI is an affiliate of BlackRock, Inc.

Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Distributor ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

--------------------------------------------------------------------------------
                                                    Service         Distribution
                                                      Fee               Fee
--------------------------------------------------------------------------------
Investor A ......................................    0.25%               --
Investor B ......................................    0.25%             0.75%
Investor C ......................................    0.25%             0.75%
--------------------------------------------------------------------------------

Pursuant to sub-agreements with each Distributor, broker-dealers, including Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a wholly owned subsidiary of Merrill Lynch, and each Distributor provide shareholder servicing and distribution services to the Fund. The ongoing service fee and/or distribution fee compensates the Distributor and each broker-dealer for providing shareholder servicing and/or distribution related services to Investor A, Investor B and Investor C shareholders.

For the six months ended May 31, 2008, the affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Fund's Investor A Shares, which totaled $270,761. For the six months ended May 31, 2008, affiliates received contingent deferred sales charges of $17,828, $65,224 and $103,444 relating to transactions in Investor A, Investor B and Investor C Shares, respectively. These amounts include payments to Hilliard Lyons, which was considered an affiliate for a portion of the period.

Pursuant to written agreements, certain affiliates provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to sub-accounts they service. For these services, these affiliates receive an annual fee per shareholder account which will vary depending on share class. For the six months ended May 31, 2008, the Fund paid $171,524 in return for these services.

PNC Global Investment Servicing (U.S.) Inc., formerly PFPC Inc., an indirect, wholly owned subsidiary of PNC and an affiliate of the Advisor, serves as transfer agent. Each class of the Fund bears the costs of transfer agent fees associated with such respective classes. Transfer agency fees borne by each class of the Fund are comprised of those fees charged for all shareholder communications including mailing of shareholder reports, dividend and distribution notices, and proxy materials for shareholders meetings, as well as per account and per transaction fees related to servicing and maintenance of shareholder accounts, including the issuing, redeeming and transferring of shares of each class of the Fund, 12b-1 fee calculation, check writing, anti-money laundering services, and customer identification services.

The Advisor maintains a call center, which is responsible for providing certain shareholder services to the Fund, such as responding to shareholder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of Fund shares. For the six months ended May 31, 2008 the following amounts have been accrued by the Fund to reimburse the Advisor for costs incurred running the call center, which are a component of the transfer agent fees in the accompanying Consolidated Statement of Operations.

--------------------------------------------------------------------------------
                                                                Call Center Fees
--------------------------------------------------------------------------------
Institutional .................................................     $ 1,451
Investor A ....................................................     $26,496
Investor B ....................................................     $ 3,107
Investor C ....................................................     $10,006
--------------------------------------------------------------------------------


20           BLACKROCK LATIN AMERICA FUND, INC.           MAY 31, 2008

The Fund has received an exemptive order from the Securities and Exchange Commission permitting it to lend portfolio securities to MLPF&S or its affiliates. As of May 31, 2008, the Fund loaned securities with a value of $1,462,209 to MLPF&S or its affiliates. Pursuant to that order, the Fund has retained BIM as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. BIM may, on behalf of the Fund, invest cash collateral received by the Fund for such loans, among other things, in a private investment company managed by the Advisor or in registered money market funds advised by the Advisor or its affiliates. For the six months ended May 31, 2008, BIM received $68,471 in securities lending agent fees.

In addition, MLPF&S received $149,800 in commissions on the execution of portfolio security transactions for the Fund for the six months ended May 31, 2008.

Certain officers and/or directors of the Fund are officers and/or directors of BlackRock, Inc. or its affiliates.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended May 31, 2008 were $325,160,236 and $227,681,822, respectively.

Transactions in call options written for the six months ended May 31, 2008 were as follows:

--------------------------------------------------------------------------------
                                                                        Premiums
                                                        Contracts       Received
--------------------------------------------------------------------------------
Outstanding call options written,
  beginning of period .................................     --           $    --
Options written .......................................    300            68,873
                                                         -----------------------
Outstanding call options written,
  end of period .......................................    300           $68,873
                                                         =======================

4. Capital Share Transactions:

There are 100,000,000 shares authorized for all classes. Transactions in capital shares for each class were as follows:

                                                                        Six Months Ended                      Year Ended
                                                                          May 31, 2008                     November 30, 2007
                                                                -------------------------------     -------------------------------
                                                                    Shares            Amount            Shares            Amount
-----------------------------------------------------------------------------------------------------------------------------------
Institutional
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold ................................................          653,166     $  44,710,828         1,272,272     $  80,829,282
Shares issued to shareholders in reinvestment of dividends
  and distributions ........................................          271,040        17,370,005            49,381         2,575,234
                                                                -------------------------------     -------------------------------
Total issued ...............................................          924,206        62,080,833         1,321,653        83,404,516
Shares redeemed ............................................         (336,808)      (22,043,670)       (3,462,518)     (194,175,665)
                                                                -------------------------------     -------------------------------
Net increase (decrease) ....................................          587,398     $  40,037,163        (2,140,865)    $(110,771,149)
                                                                ===============================     ===============================
-----------------------------------------------------------------------------------------------------------------------------------
Investor A
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold ................................................        2,242,817     $ 154,352,365         2,993,773     $ 202,297,775
Shares issued to shareholders in reinvestment of dividends
  and distributions ........................................          876,621        55,609,272            37,370         1,933,536
                                                                -------------------------------     -------------------------------
Total issued ...............................................        3,119,438       209,961,637         3,031,143       204,231,311
Shares redeemed ............................................       (1,380,331)      (87,770,806)       (1,263,895)      (82,271,703)
                                                                -------------------------------     -------------------------------
Net increase ...............................................        1,739,107     $ 122,190,831         1,767,248     $ 121,959,608
                                                                ===============================     ===============================


           BLACKROCK LATIN AMERICA FUND, INC.           MAY 31, 2008          21

Notes to Consolidated Financial Statements (concluded)

                                                                        Six Months Ended                      Year Ended
                                                                          May 31, 2008                     November 30, 2007
                                                                -------------------------------     -------------------------------
                                                                    Shares            Amount            Shares            Amount
-----------------------------------------------------------------------------------------------------------------------------------
Investor B
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold ................................................          122,986     $   8,143,735           293,436     $  18,680,821
Shares issued to shareholders in reinvestment of dividends
  and distributions ........................................           71,416         4,320,594             1,015            50,584
                                                                -------------------------------     -------------------------------
Total issued ...............................................          194,402        12,464,329           294,451        18,731,405
Shares redeemed ............................................         (101,655)       (6,317,954)         (163,918)       (9,848,033)
                                                                -------------------------------     -------------------------------
Net increase ...............................................           92,747     $   6,146,375           130,533     $   8,883,372
                                                                ===============================     ===============================
-----------------------------------------------------------------------------------------------------------------------------------
Investor C
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold ................................................          975,481     $  62,254,792         1,680,824     $ 106,157,297
Shares issued to shareholders in reinvestment of dividends
  and distributions ........................................          416,367        24,710,586             6,346           311,628
                                                                -------------------------------     -------------------------------
Total issued ...............................................        1,391,848        86,965,378         1,687,170       106,468,925
Shares redeemed ............................................         (513,844)      (30,251,742)         (506,882)      (30,730,485)
                                                                -------------------------------     -------------------------------
Net increase ...............................................          878,004     $  56,713,636         1,180,288     $  75,738,440
                                                                ===============================     ===============================

There is a 2% redemption fee on shares redeemed or exchanged which have been held 30 days or less. The redemption fees are collected and retained by the Fund for the benefit of the remaining shareholders. The redemption fees are recorded as a credit to paid in capital.

5. Short-Term Borrowings:

The Fund, along with certain other funds managed by the Advisor and its affiliates, is a party to a $500,000,000 credit agreement with a group of lenders. The Fund may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Fund may borrow up to the maximum amount allowable under the Fund's current Prospectus and Statement of Additional Information, subject to various other legal, regulatory or contractual limits. On November 21, 2007, the credit agreement was renewed for one year under substantially the same terms. The Fund pays a commitment fee of 0.06% per annum based on the Fund's pro rata share of the unused portion of the credit agreement, which is included in miscellaneous in the Consolidated Statement of Operations. Amounts borrowed under the credit agreement bear interest at a rate equal to, at the fund's election, the federal funds rate plus 0.35% or a base rate as defined in the credit agreement. The Fund did not borrow under the credit agreement during the six months ended May 31, 2008.

6. Commitment:

At May 31, 2008, the Fund had entered into foreign exchange contracts, under which it had agreed to purchase and sell various foreign currencies with approximate values of $19,308,000 and $978,000, respectively.

7. Geographic Concentration Risk:

The Fund invests from time to time a substantial amount of its assets in issuers located in a single country or a limited number of countries. When the Fund concentrates its investments in this manner, it assumes the risk that economic, political and social conditions in those countries may have a significant impact on its investment performance. Please see the Consolidated Schedule of Investments for concentrations in specific countries.


22           BLACKROCK LATIN AMERICA FUND, INC.           MAY 31, 2008

Officers and Directors

David O. Beim, Director
Richard S. Davis, Director
Ronald W. Forbes, Co-Chairman of the Board and Director
Henry Gabbay, Director
Dr. Matina Horner, Director
Rodney D. Johnson, Co-Chairman of the Board and Director
Herbert I. London, Director
Cynthia A. Montgomery, Director
Joseph P. Platt, Jr., Director
Robert C. Robb, Jr., Director
Toby Rosenblatt, Director
Kenneth L. Urish, Chairman of the Audit Committee and Director
Frederick W. Winter, Director
Donald C. Burke, Fund President and Chief Executive Officer
Anne F. Ackerley, Vice President
Neal J. Andrews, Chief Financial Officer
Jay M. Fife, Treasurer
Brian P. Kindelan, Chief Compliance Officer of the Fund
Howard Surloff, Secretary

Custodian

Brown Brothers Harriman & Co.
Boston, MA 02109

Transfer Agent

PNC Global Investment Servicing (U.S.) Inc.
Wilmington, DE 19809

Accounting Agent

State Street Bank and Trust Company
Princeton, NJ 08540

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Princeton, NJ 08540

Legal Counsel

Sidley Austin LLP
New York, NY 10019


           BLACKROCK LATIN AMERICA FUND, INC.           MAY 31, 2008          23

Additional Information

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, "Clients") and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Availability of Additional Information

Electronic copies of most financial reports and prospectuses are available on the Fund's website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Fund's electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1) Access the BlackRock website at http://www.blackrock.com/edelivery

2) Click on the applicable link and follow the steps to sign up

3) Log into your account

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called "householding" and it is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Fund at (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free (800) 441-7762; (2) at www.blackrock.com; and (3) on the Securities and Exchange Commission's (the "SEC") website at http://www.sec.gov.


24           BLACKROCK LATIN AMERICA FUND, INC.           MAY 31, 2008

Additional Information (concluded)

Availability of Additional Information (concluded)

Availability of Proxy Voting Record

Information about how the Fund votes proxies relating to securities held in the Fund's portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at www.blackrock.com or by calling
(800) 441-7762 and (2) on the SEC's website at http://www.sec.gov.

Availability of Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 8:00 AM to 6:00 PM EST to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.


           BLACKROCK LATIN AMERICA FUND, INC.           MAY 31, 2008          25

A World-Class Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.

Equity Funds

BlackRock All-Cap Global Resources Portfolio
BlackRock Asset Allocation Portfolio+
BlackRock Aurora Portfolio
BlackRock Balanced Capital Fund+
BlackRock Basic Value Fund
BlackRock Capital Appreciation Portfolio
BlackRock Equity Dividend Fund
BlackRock EuroFund
BlackRock Focus Growth Fund
BlackRock Focus Value Fund
BlackRock Fundamental Growth Fund
BlackRock Global Allocation Fund+
BlackRock Global Dynamic Equity Fund
BlackRock Global Emerging Markets Fund
BlackRock Global Financial Services Fund
BlackRock Global Growth Fund
BlackRock Global Opportunities Portfolio
BlackRock Global Resources Portfolio
BlackRock Global Science & Technology Opportunities Portfolio
BlackRock Global SmallCap Fund
BlackRock Health Sciences Opportunities Portfolio*
BlackRock Healthcare Fund
BlackRock Index Equity Portfolio*
BlackRock International Fund
BlackRock International Index Fund
BlackRock International Opportunities Portfolio
BlackRock International Value Fund
BlackRock Large Cap Core Fund
BlackRock Large Cap Growth Fund
BlackRock Large Cap Value Fund
BlackRock Latin America Fund
BlackRock Mid-Cap Growth Equity Portfolio
BlackRock Mid-Cap Value Equity Portfolio
BlackRock Mid Cap Value Opportunities Fund
BlackRock Natural Resources Trust
BlackRock Pacific Fund
BlackRock Small Cap Core Equity Portfolio
BlackRock Small Cap Growth Equity Portfolio
BlackRock Small Cap Growth Fund II
BlackRock Small Cap Index Fund
BlackRock Small Cap Value Equity Portfolio*
BlackRock Small/Mid-Cap Growth Portfolio
BlackRock S&P 500 Index Fund
BlackRock Technology Fund
BlackRock U.S. Opportunities Portfolio
BlackRock Utilities and Telecommunications Fund
BlackRock Value Opportunities Fund

Fixed Income Funds

BlackRock Commodity Strategies Fund
BlackRock Emerging Market Debt Portfolio
BlackRock Enhanced Income Portfolio
BlackRock GNMA Portfolio
BlackRock Government Income Portfolio
BlackRock High Income Fund
BlackRock High Yield Bond Portfolio
BlackRock Income Portfolio
BlackRock Income Builder Portfolio
BlackRock Inflation Protected Bond Portfolio
BlackRock Intermediate Bond Portfolio II
BlackRock Intermediate Government Bond Portfolio
BlackRock International Bond Portfolio
BlackRock Long Duration Bond Portfolio
BlackRock Low Duration Bond Portfolio
BlackRock Managed Income Portfolio
BlackRock Short-Term Bond Fund
BlackRock Strategic Income Portfolio
BlackRock Total Return Fund
BlackRock Total Return Portfolio II
BlackRock World Income Fund

Municipal Bond Funds

BlackRock AMT-Free Municipal Bond Portfolio
BlackRock California Insured Municipal Bond Fund
BlackRock Delaware Municipal Bond Portfolio
BlackRock Florida Municipal Bond Fund
BlackRock High Yield Municipal Fund
BlackRock Intermediate Municipal Fund
BlackRock Kentucky Municipal Bond Portfolio
BlackRock Municipal Insured Fund
BlackRock National Municipal Fund
BlackRock New Jersey Municipal Bond Fund
BlackRock New York Municipal Bond Fund
BlackRock Ohio Municipal Bond Portfolio
BlackRock Pennsylvania Municipal Bond Fund
BlackRock Short-Term Municipal Fund

Target Risk & Target Date Funds

BlackRock Prepared Portfolios
   Conservative Prepared Portfolio
   Moderate Prepared Portfolio
   Growth Prepared Portfolio
   Aggressive Growth Prepared Portfolio
BlackRock Lifecycle Prepared Portfolios
   Prepared Portfolio 2010
   Prepared Portfolio 2015
   Prepared Portfolio 2020
   Prepared Portfolio 2025
   Prepared Portfolio 2030
   Prepared Portfolio 2035
   Prepared Portfolio 2040
   Prepared Portfolio 2045
   Prepared Portfolio 2050

* See the prospectus for information on specific limitations on investments in the fund.
+     Mixed asset fund.

BlackRock mutual funds are distributed by BlackRock Distributors, Inc. and certain funds are also distributed by FAM Distributors, Inc. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund's prospectus contains this and other information and is available at www.blackrock.com or by calling (800) 882-0052 or from your financial advisor. The prospectus should be read carefully before investing.


26           BLACKROCK LATIN AMERICA FUND, INC.           MAY 31, 2008

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Investing in emerging market securities involves a number of risk factors and special considerations, including restrictions on foreign investments and on repatriation of capital invested in emerging markets, currency fluctuations, and potential price volatility and less liquidity of securities traded in emerging markets. In addition, there may be less publicly available information about the issuers of securities, and such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject. Therefore, the Fund is designed as a long-term investment for investors capable of assuming the risks of investing in emerging markets. The Fund should be considered as a vehicle for diversification and not as a complete investment program. Please refer to the prospectus for details.

BlackRock Latin America Fund, Inc.
100 Bellevue Parkway
Wilmington, DE 19809

                                                                       BLACKROCK

                                                                     #16140-5/08

Item 2 -    Code of Ethics - Not Applicable to this semi-annual report

Item 3 - Audit Committee Financial Expert - Not Applicable to this semi-annual report

Item 4 - Principal Accountant Fees and Services - Not Applicable to this semi-annual report

Item 5 -    Audit Committee of Listed Registrants - Not Applicable

Item 6 -    Investments
            (a) The registrant's Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.
            (b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not Applicable

Item 8 - Portfolio Managers of Closed-End Management Investment Companies - Not Applicable

Item 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers - Not Applicable

Item 10 -   Submission of Matters to a Vote of Security Holders - The
            registrant's Nominating and Governance Committee will consider nominees to the board of directors recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations which include biographical information and set forth the qualifications of the proposed nominee to the registrant's Secretary. There have been no material changes to these procedures.

Item 11 -   Controls and Procedures

11(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12 -   Exhibits attached hereto

12(a)(1) -  Code of Ethics - Not Applicable to this semi-annual report

12(a)(2) -  Certifications - Attached hereto

12(a)(3) -  Not Applicable

12(b) -     Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Latin America Fund, Inc.


By: /s/ Donald C. Burke
    -----------------------------------
    Donald C. Burke
    Chief Executive Officer of
    BlackRock Latin America Fund, Inc.

Date: July 18, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Donald C. Burke
    -----------------------------------
    Donald C. Burke
    Chief Executive Officer (principal executive officer) of
    BlackRock Latin America Fund, Inc.

Date: July 18, 2008


By: /s/ Neal J. Andrews
    -----------------------------------
    Neal J. Andrews
    Chief Financial Officer (principal financial officer) of
    BlackRock Latin America Fund, Inc.

Date: July 18, 2008